Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000073498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class AAA
C000002843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class C
Average Annual Return, Percent	20.06%	6.60%	(4.45%)
C000002844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class I
C000002841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class A
Average Annual Return, Percent	5.14%	3.53%	(5.51%)
Without Sales Load [Member] | C000073498
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	4.75%	(4.95%)
Without Sales Load [Member] | C000002843
Average Annual Return [Line Items]
Average Annual Return, Percent	21.60%	6.60%	(4.45%)
Without Sales Load [Member] | C000002844
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%	4.79%	(4.95%)
Without Sales Load [Member] | C000002841
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%	4.76%	(4.95%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%	11.11%	10.40%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%	11.11%	10.40%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%	11.11%	10.40%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%	11.11%	10.40%